[On Chapman and Cutler LLP Letterhead]

April 5, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	Destra Investment Trust II
(Registration Nos. 333‑171933 and 811‑22523)

Ladies and Gentlemen:

On behalf of Destra Investment Trust II (the “Registrant”), we are transmitting Pre-Effective Amendment No. 1 and Amendment No. 1 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Destra Preferred and Income Securities Fund and Destra Focused Equity Fund, each a series of the Registrant.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp
By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures